Notes And Trade Payables (Tables)	12 Months Ended
Dec. 31, 2023
Subclassifications of assets, liabilities and equities [abstract]
Schedule of Notes Payable and Trade Payable

	As of December 31,
	2023	2022
Notes payables	$182	$824
Trade payables	37,935	38,055
	$38,117	$38,879